Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Property, Plant and Equipment, Net
ost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2015	Ps.	7,211	Ps.	15,791	Ps.	50,519	Ps.	12,466	Ps.	9,402	Ps.	7,872	Ps.	12,250	Ps.	1,075	Ps.	116,586
Additions		675		1,688		5,122		851		1,655		6,942		41		511		17,485
Additions from business acquisitions		30		251		870		—		—		—		862		—		2,013
Transfer of completed projects in progress		59		1,289		3,251		1,168		662		(8,143)		1,714		—		—
Transfer (to)/from assets classified as held for sale		—		—		(10)		—		—		—		—		—		(10)
Disposals		(56)		(219)		(2,694)		(972)		(103)		—		(356)		(40)		(4,440)
Effects of changes in foreign exchange rates		(595)		(1,352)		(4,330)		(1,216)		(266)		(1,004)		(23)		(848)		(9,634)
Changes in value on the recognition of inflation effects		245		503		957		295		301		91		—		229		2,621
Capitalization of borrowing costs		—		—		—		—		—		57		—		—		57

Cost as of December 31, 2015	Ps.	7,569	Ps.	17,951	Ps.	53,685	Ps.	12,592	Ps.	11,651	Ps.	5,815	Ps.	14,488	Ps.	927	Ps.	124,678

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2016	Ps. 7,569	Ps. 17,951	Ps. 53,685	Ps. 12,592	Ps. 11,651	Ps. 5,815	Ps. 14,488	Ps. 927	Ps. 124,678
Additions	328	877	6,499	73	2,236	8,667	36	367	19,083
Additions from business acquisitions	163	763	1,521	105	23	45	668	—	3,288
Changes in fair value of past acquisitions	50	—	85	—	—	—	115	—	250
Transfer of completed projects in progress	46	1,039	2,445	1,978	779	(8,493)	2,206	—	—
Transfer (to)/from assets classified as held for sale	—	—	(36)	—	—	—	—	—	(36)
Disposals	(88)	(202)	(2,461)	(574)	(139)	(2)	(474)	(19)	(3,959)
Effects of changes in foreign exchange rates	260	2,643	5,858	1,953	1,271	569	329	(132)	12,751
Changes in value on the recognition of inflation effects	854	1,470	2,710	851	122	415	—	942	7,364
Capitalization of borrowing costs	—	—	61	—	—	(38)	—	1	24

Cost as of December 31, 2016	Ps. 9,182	Ps. 24,541	Ps. 70,367	Ps. 16,978	Ps. 15,943	Ps. 6,978	Ps. 17,368	Ps. 2,086	Ps. 163,443

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2017	Ps. 9,182	Ps. 24,541	Ps. 70,367	Ps. 16,978	Ps. 15,943	Ps. 6,978	Ps. 17,368	Ps. 2,086	Ps. 163,443
Additions	465	1,474	6,150	389	3,201	8,878	57	224	20,838
Additions from business acquisitions	5,115	1,634	5,988	482	3,324	821	145	—	17,509
Changes in fair value of past acquisitions	—	—	—	—	—	—	—	—	—
Transfer of completed projects in progress	6	676	3,073	1,967	558	(8,572)	2,295	(3)	—
Transfer (to)/from assets classified as held for sale	—	—	(42)	—	—	—	—	(58)	(100)
Disposals	(144)	(588)	(3,147)	(800)	(193)	—	(352)	(12)	(5,236)
Effects of changes in foreign exchange rates	(1,018)	(1,964)	(2,817)	(1,523)	(1,216)	(720)	153	(1,201)	(10,306)
Changes in value on the recognition of inflation effects	527	1,016	2,030	689	(2)	226	—	638	5,124
Venezuela deconsolidation effect(see Note 3.3)	(544)	(817)	(1,300)	(717)	(83)	(221)	—	(646)	(4,328)

Cost as of December 31, 2017	Ps. 13,589	Ps. 25,972	Ps. 80,302	Ps. 17,465	Ps. 21,532	Ps. 7,390	Ps. 19,666	Ps. 1,028	Ps. 186,944

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2015	Ps.	—	Ps.	(3,726)	Ps.	(21,382)	Ps.	(6,644)	Ps.	(5,205)	Ps.	—	Ps.	(3,614)	Ps.	(386)	Ps.	(40,957)
Depreciation for the year		—		(515)		(4,864)		(1,184)		(1,984)		—		(1,071)		(143)		(9,761)
Disposals		—		172		2,001		946		80		—		270		2		3,471
Effects of changes in foreign exchange rates		—		498		2,222		1,044		167		—		22		212		4,165
Changes in value on the recognition of inflation effects		—		(187)		(426)		(166)		(436)		—		1		(86)		(1,300)

Accumulated Depreciation as of December 31, 2015	Ps.	—	Ps.	(3,758)	Ps.	(22,449)	Ps.	(6,004)	Ps.	(7,378)	Ps.	—	Ps.	(4,392)	Ps.	(401)	Ps.	(44,382)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2016	Ps.	—	Ps.	(3,758)	Ps.	(22,449)	Ps.	(6,004)	Ps.	(7,378)	Ps.	—	Ps.	(4,392)	Ps.	(401)	Ps.	(44,382)
Depreciation for the year		—		(734)		(5,737)		(1,723)		(2,235)		—		(1,447)		(200)		(12,076)
Transfer to/(from) assets classified as held for sale		—		—		16		—		—		—		—		—		16
Disposals		—		132		2,101		672		227		—		364		9		3,505
Effects of changes in foreign exchange rates		—		(600)		(3,093)		(1,147)		(847)		—		(81)		39		(5,729)
Changes in value on the recognition of inflation effects		—		(593)		(1,101)		(521)		(33)		—		—		(306)		(2,554)

Accumulated Depreciation as of December 31, 2016	Ps.	—	Ps.	(5,553)	Ps.	(30,263)	Ps.	(8,723)	Ps.	(10,266)	Ps.	—	Ps.	(5,556)	Ps.	(859)	Ps.	(61,220)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2017	Ps.	—	Ps.	(5,553)	Ps.	(30,263)	Ps.	(8,723)	Ps.	(10,266)	Ps.	—	Ps.	(5,556)	Ps.	(859)	Ps.	(61,220)
Depreciation for the year		—		(887)		(6,928)		(2,186)		(3,365)		—		(1,562)		(685)		(15,613)
Transfer to/(from) assets classified as held for sale		—		44		7		—		—		—		—				51
Disposals		—		40		3,125		683		103		—		300		5		4,256
Effects of changes in foreign exchange rates		—		518		437		1,157		93		—		(138)		940		3,007
Venezuela deconsoldiation effect		—		481		1,186		626		56		—		—		335		2,684
Venezuela impairment		—		(257)		(841)		—		—		—		—		—		(1,098)
Changes in value on the recognition of inflation effects		—		(437)		(1,031)		(553)		(44)		—		—		(234)		(2,299)

Accumulated Depreciation as of December 31, 2017	Ps.	—	Ps.	(6,051)	Ps.	(34,308)	Ps.	(8,996)	Ps.	(13,423)	Ps.	—	Ps.	(6,956)	Ps.	(498)	Ps.	(70,232)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December 31, 2015	Ps.	7,569	Ps.	14,193	Ps.	31,236	Ps.	6,588	Ps.	4,273	Ps.	5,815	Ps.	10,096	Ps.	526	Ps.	80,296

As of December 31, 2016	Ps.	9,182	Ps.	18,988	Ps.	40,104	Ps.	8,255	Ps.	5,677	Ps.	6,978	Ps.	11,812	Ps.	1,227	Ps.	102,223

As of December 31, 2017	Ps.	13,589	Ps.	19,921	Ps.	45,994	Ps.	8,469	Ps.	8,109	Ps.	7,390	Ps.	12,710	Ps.	530	Ps.	116,712

Summary of Interest Expense, Interest Income and Net Foreign Exchange Losses and Gains

For the years ended December 31, 2017, 2016 and 2015 interest expense, interest income and net foreign exchange losses and gains are analyzed as follows:

	2017		2016		2015
Interest expense, interest income and net foreign exchange	Ps.	4,602	Ps.	7,285	Ps.	8,031
Amount capitalized (1)		—		69		85

Net amount in consolidated income statements	Ps.	4,602	Ps.	7,216	Ps.	7,946

(1) Amount of interest capitalized in property, plant and equipment and intangible assets.